RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Gross research and development	$ 82,320	$ 79,014
Government tax credits	(291)	(253)
Total	$ 82,029	$ 78,761